PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY IN INTEREST TRANSACTIONS	PARTY IN INTEREST TRANSACTIONS
Certain investments in the Plan, including shares of some mutual funds and units of common/collective trust funds, are managed by Vanguard Fiduciary Trust Company, the Plan's trustee and recordkeeper. The Plan also allows for the investment in Vertiv securities and the funding of certain employer contributions with Vertiv securities. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA.